Equity (Details 1) - Ordinary Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number of shares, Beginning Balance	28,156,728	28,119,728
Number of shares, Issuance of share capital	5,138,890	37,000
Number of shares, Ending Balance	33,295,618	28,156,728
NIS [Member]
Statement Line Items [Line Items]
NIS par value, Beginning Balance	$ 7,039,182	$ 7,029,932
NIS par value, Issuance of share capital	1,284,722	9,250
NIS par value, Ending Balance	$ 8,323,904	$ 7,039,182